Form N-1A Supplement	Jul. 10, 2025
Onchain Economy ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED JULY 10, 2025 TO
THE PROSPECTUS DATED APRIL 16, 2025

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Funds regarding Onchain Economy ETF (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective immediately, the Fund’s Prospectus is supplemented as follows: